Operating costs - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Aggregate remuneration
Wages and salaries	£ 1,557	£ 1,336	£ 1,251
Share-based incentive plans	59	50	3
Employer’s social security	107	83	79
Employer’s pension
Defined benefit plans	36	82	37
Defined contribution plans	33	25	24
Other post employment plans	3	10	10
Staff costs	£ 1,795	£ 1,586	£ 1,404